Vessels, Net, detail (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Vessel Cost
Beginning Balance	$ 1,272,351	$ 1,211,869
Transfer from Advances for vessels	39,725	60,482
Ending Balance	1,312,076	1,272,351	$ 1,211,869
Accumulated Depreciation
Beginning Balance	(317,060)	(268,993)
Depreciation	(50,310)	(48,067)	(51,424)
Ending Balance	(367,370)	(317,060)	(268,993)
Net Book Value
Beginning Balance	955,291	942,876
Transfer from Advances for vessels	39,725	60,482
Depreciation	(50,310)	(48,067)	(51,424)
Ending Balance	$ 944,706	$ 955,291	$ 942,876
Number of impaired vessels | vessel	0	0	4
Number of vessels provided as collateral | item	32
Vessels provided as collateral	$ 701,780
Number of vessels sold and leased back | vessel	8
Carrying value of vessels sold and leased back	$ 214,907